Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Select U.S. REIT ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 11.8%
Ventas, Inc. ........................ 974,904 $ 75,720,794
Welltower, Inc. ....................... 821,387 154,716,455
230,437,249
Hotel & Resort REITs — 1.6%
Host Hotels & Resorts, Inc. .............. 1,673,348 31,007,138
Industrial REITs — 9.6%
EastGroup Properties, Inc. .............. 147,079 26,715,429
Prologis, Inc. ........................ 1,244,178 162,439,880
189,155,309
Office REITs — 1.3%
BXP, Inc. .......................... 392,749 25,399,078
Residential REITs — 17.6%
American Homes 4 Rent , Class A .......... 874,299 27,383,045
AvalonBay Communities, Inc. ............ 317,302 56,375,046
Equity LifeStyle Properties, Inc. ........... 499,994 31,584,621
Equity Residential .................... 799,278 49,811,005
Essex Property Trust, Inc. ............... 154,037 38,797,299
Invitation Homes, Inc. .................. 1,365,540 36,500,884
Mid-America Apartment Communities, Inc. .... 285,891 38,395,161
Sun Communities, Inc. ................. 288,473 36,760,115
UDR, Inc. .......................... 809,800 30,084,070
345,691,246
Retail REITs — 15.5%
Federal Realty Investment Trust ........... 232,684 23,538,313
Kimco Realty Corp. ................... 1,686,431 35,549,966
Realty Income Corp. ................... 1,545,652 94,532,076
Regency Centers Corp. ................ 427,681 31,165,114
Simon Property Group, Inc. .............. 624,493 119,471,756
304,257,225
Security
Shares
Shares Value
Specialized REITs — 42.4%
American Tower Corp. ................. 878,161 $ 157,436,704
Crown Castle, Inc. .................... 922,673 80,097,243
Digital Realty Trust, Inc. ................ 517,401 85,862,696
Equinix, Inc. ........................ 187,192 153,671,529
Extra Space Storage, Inc. ............... 466,312 64,337,067
Iron Mountain, Inc. .................... 642,088 59,155,567
Lamar Advertising Co. , Class A ........... 229,606 29,460,746
Public Storage ....................... 330,934 91,400,661
SBA Communications Corp. ............. 246,087 45,307,078
VICI Properties, Inc. ................... 2,304,500 64,710,360
831,439,651
Total Long-Term Investments — 99 .8%
(Cost: $ 1,813,935,139 ) ............................ 1,957,386,896
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(a) (b)
.................. 2,660,243 2,660,243
Total Short-Term Securities — 0 .1%
(Cost: $ 2,660,243 ) ............................... 2,660,243
Total Investments — 99 .9%
(Cost: $ 1,816,595,382 ) ............................ 1,960,047,139
Other Assets Less Liabilities — 0.1% .................... 2,369,340
Net Assets — 100.0% ...............................
$ 1,962,416,479
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 3,329,894 $ — $ (669,651)
(a)
$ — $ — $ 2,660,243 2,660,243 $ 111,995 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Select U.S. REIT ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 132 03/20/26 $ 4,827 $ 95,004
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,957,386,896 $ — $ — $ 1,957,386,896
Short-Term Securities
Money Market Funds ...................................... 2,660,243 — — 2,660,243
$ 1,960,047,139 $ — $ — $ 1,960,047,139
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 95,004 $ — $ — $ 95,004
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust